Note 5 - Stockholders' Equity - Schedule of Stock Warrants - 10Q (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Warrants, Outstanding (in shares)	6,617,747	2,103,813
Warrants, Outstanding (in shares)	10,052,862	6,617,747	2,103,813
Number of Warrants, Issued (in shares)	5,520,230	8,137,889
Number of shares, exercised (in shares)	(2,085,115)
Number of Warrants, Outstanding (in shares)	10,052,862	6,617,747	2,103,813
Common Stock Warrants [Member]
Number of Warrants, Outstanding (in shares)	6,617,747	1,596,781
Warrants, Outstanding (in shares)	10,052,862	6,617,747	1,596,781
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 5.13	$ 14.58
Warrants, Exercise Price (in dollars per share)		$ 5.13	$ 14.58
Number of Warrants Outstanding, Weighted Average Remaining Contractual Term (Year)	4 years 7 months 6 days	4 years 7 months 6 days	5 years
Number of Warrants, Issued (in shares)	3,435,115	6,451,298
Number of Warrants Issued, Weighted Average Exercise Price (in dollars per share)		$ 3.45
Number of shares, exercised (in shares)	0
Number of Warrants, Outstanding (in shares)	10,052,862	6,617,747	1,596,781
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 5.13	$ 14.58
Common Stock Warrants [Member] | Weighted Average [Member]
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 5.13
Warrants, Exercise Price (in dollars per share)	2.61	5.13
Number of Warrants Issued, Weighted Average Exercise Price (in dollars per share)	1.31
Weighted average exercise price, exercised (in dollars per share)	0
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 2.61	$ 5.13
Warrants Expiration 1[Member]
Number of Warrants, Outstanding (in shares)	159,781
Warrants, Outstanding (in shares)	159,781	159,781
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 75
Warrants, Exercise Price (in dollars per share)	$ 75	$ 75
Number of Warrants, Outstanding (in shares)	159,781	159,781
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 75	$ 75
Warrants Expiration 2 [Member]
Number of Warrants, Outstanding (in shares)	6,668
Warrants, Outstanding (in shares)	6,668	6,668
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 195
Warrants, Exercise Price (in dollars per share)	$ 195	$ 195
Number of Warrants, Outstanding (in shares)	6,668	6,668
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 195	$ 195
Warrants Expiration 3 [Member]
Number of Warrants, Outstanding (in shares)	1,605,688
Warrants, Outstanding (in shares)	1,605,688	1,605,688
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 1.68
Warrants, Exercise Price (in dollars per share)	$ 1.31	$ 1.68
Number of Warrants, Outstanding (in shares)	1,605,688	1,605,688
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 1.31	$ 1.68
Pre-Funded Stock Warrants [Member]
Number of Warrants, Outstanding (in shares)	0	0
Warrants, Outstanding (in shares)	0	0	0
Number of Warrants, Issued (in shares)	2,085,115	1,686,591
Number of shares, exercised (in shares)	(2,085,115)
Number of Warrants, Outstanding (in shares)	0	0	0
Warrants Expiration 4 [Member]
Number of Warrants, Outstanding (in shares)	2,170,000
Warrants, Outstanding (in shares)	2,170,000	2,170,000
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 2.13
Warrants, Exercise Price (in dollars per share)	$ 1.31	$ 2.13
Number of Warrants, Outstanding (in shares)	2,170,000	2,170,000
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 1.31	$ 2.13
Warrants Expiration 5 [Member]
Number of Warrants, Outstanding (in shares)	2,675,610
Warrants, Outstanding (in shares)	2,675,610	2,675,610
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 5
Warrants, Exercise Price (in dollars per share)	$ 1.31	$ 5
Number of Warrants, Outstanding (in shares)	2,675,610	2,675,610
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 1.31	$ 5
Warrants Expiration 6 [Member]
Warrants, Outstanding (in shares)	3,435,115
Warrants, Exercise Price (in dollars per share)	$ 1.31
Number of Warrants, Outstanding (in shares)	3,435,115
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 1.31
Warrants Expiration 7 [Member]
Warrants, Outstanding (in shares)	10,052,862
Number of Warrants, Outstanding (in shares)	10,052,862